     THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON
          MAY 14, 2004 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT
            AND FOR WHICH THAT REQUEST EXPIRED ON NOVEMBER 15, 2004.

                                    FORM 13F
                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                               FORM 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: March 31, 2004
                Check here if Amendment [X]; Amendment Number: 1
                        This Amendment (Check only one):
                            [ ] is a restatement
                            [X] adds new holding entries

Institutional Investment Manager Filing this Report:

Name:       Staro Asset Management, L.L.C.
Address:    3600 South Lake Drive
            St. Francis, Wisconsin 53235-3716

Form 13F File Number: 28-5806

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Colin M. Lancaster
Title:      General Counsel
Phone:      (414) 294-7000

Signature, Place and Date of Signing:

/s/ Colin M. Lancaster       St. Francis, Wisconsin            November 15, 2004
----------------------       ----------------------            -----------------
      (Signature)                 (City, State)                     (Date)

Report Type (Check only one):

[X] 13F HOLDINGS REPORT: (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE: (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT: (Check here if a portion of the holding for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:   None

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     10

Form 13F Information Table Value Total:     $149,766 (thousands)

List of Other Included Managers:            None

                           FORM 13F INFORMATION TABLE

                         STARO ASSET MANAGEMENT, L.L.C.

           Column 1                Column 2   Column 3    Column 4         Column 5         Column 6    Column 7        Column 8
--------------------------------- ---------- ----------- --------- ------------------------ ----------- --------- ------------------
                                                                                                                   Voting Authority
                                  Title of                Value      Shrs or  SH/PRN  Put/  Investment   Other    ------------------
      Name of Issuer               Class      CUSIP      (X$1000)    Prn Amt          Call  Discretion  Managers  Sole  Shared  None

AT&T Wireless Services Inc.       Common     00209A106   $51,111   3,755,400    SH             Sole                X
AT&T Wireless Services Inc.       Option     00209A906   $13,610      10,000          Call     Sole                X
BSB Bancorp Inc.                  Common     055652101   $13,481     350,884    SH             Sole                X
ChipPAC Inc.                      Common     169657103      $374      47,300    SH             Sole                X
Genzyme Corp-Genl Division        Common     372917104    $4,435      94,800    SH             Sole                X
GOLD BANC                         Common     379907108    $9,619     590,100    SH             Sole                X
Hollinger International Inc.      Common     435569108    $1,190      60,100    SH             Sole                X
Mony Group Inc.                   Common     615337102   $54,583   1,736,100    SH             Sole                X
Partners Trust Financial Group    Common     70213A103      $777      22,700    SH             Sole                X
St. Assembly Trust Services ADR   Common     85227G102      $587      58,900    SH             Sole                X